Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Principal components of other assets

	December 31, 2014	December 31, 2013
	(Dollars in thousands)
Loan issuance costs, net	$21,928	$25,593
Lease costs, net	3,289	2,288
Unamortized lease premiums	1,861	4,949
Other assets	4,530	6,820
Total other assets	$31,608	$39,650